PREPAIDS (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF PREPAID EXPENSES AND DEPOSITS

	December 31, 2021	December 31, 2020
Insurance	$2,938,246	$992
Prepaid director fees	107,763	-
Prepaid interest	6,969	-
Prepaid marketing services	1,638,179	187,826
Prepaid rent	-	3,583
Prepaid subscriptions	35,687	5,953
Deposits	768,033	136,668
	$5,494,877	$335,022